Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Assets
Cash and due from banks	$ 46,890	$ 56,502
Investment securities held-to-maturity	67,079	66,275
Financial Liabilities
Time deposits	48,032	54,769
Long-term debt (including $1,414 and $391 of long-term debt carried at fair value, respectively)	60,764	58,002
Carrying Amount
Financial Assets
Cash and due from banks	46,890	56,502
Federal funds sold and securities purchased under resale agreements	12,359	6,380
Investment securities held-to-maturity	76,170	78,634
Loans held for sale	185	322
Loans, net of allowance for losses	383,730	372,249
Other	2,074	2,482
Financial Liabilities
Time deposits	47,314	49,015
Short-term borrowings	14,649	13,583
Long-term debt (including $1,414 and $391 of long-term debt carried at fair value, respectively)	59,350	57,611
Other	4,940	5,220
Fair Value
Financial Assets
Cash and due from banks	46,890	56,502
Federal funds sold and securities purchased under resale agreements	12,359	6,380
Investment securities held-to-maturity	67,079	66,275
Loans held for sale	185	322
Loans, net of allowance for losses	383,323	365,628
Other	2,074	2,482
Financial Liabilities
Time deposits	47,391	49,156
Short-term borrowings	14,490	13,419
Long-term debt (including $1,414 and $391 of long-term debt carried at fair value, respectively)	59,149	56,441
Other	4,940	5,220
Fair Value | Level 1
Financial Assets
Cash and due from banks	46,890	56,502
Federal funds sold and securities purchased under resale agreements	0	0
Investment securities held-to-maturity	644	1,275
Loans held for sale	0	0
Loans, net of allowance for losses	0	0
Other	0	0
Financial Liabilities
Time deposits	0	0
Short-term borrowings	0	0
Long-term debt (including $1,414 and $391 of long-term debt carried at fair value, respectively)	0	0
Other	0	0
Fair Value | Level 2
Financial Assets
Cash and due from banks	0	0
Federal funds sold and securities purchased under resale agreements	12,359	6,380
Investment securities held-to-maturity	66,435	65,000
Loans held for sale	0	0
Loans, net of allowance for losses	0	0
Other	1,641	1,767
Financial Liabilities
Time deposits	47,391	49,156
Short-term borrowings	14,490	13,419
Long-term debt (including $1,414 and $391 of long-term debt carried at fair value, respectively)	59,149	56,441
Other	1,419	1,369
Fair Value | Level 3
Financial Assets
Cash and due from banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Investment securities held-to-maturity	0	0
Loans held for sale	185	322
Loans, net of allowance for losses	383,323	365,628
Other	433	715
Financial Liabilities
Time deposits	0	0
Short-term borrowings	0	0
Long-term debt (including $1,414 and $391 of long-term debt carried at fair value, respectively)	0	0
Other	$ 3,521	$ 3,851